Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below summarizes the maximum potential amount of future payments by type of guarantee at March 31, 2024 and September 30, 2024. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2024	September 30, 2024
	(in billions of yen)

Performance guarantees	3,896	4,092
Guarantees on loans	348	201
Guarantees on securities	93	88
Other guarantees	3,543	3,294
Guarantees for the repayment of trust principal	16	14
Liabilities of trust accounts	599	613
Derivative financial instruments	113,108	72,908

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2024 and September 30, 2024:

	March 31, 2024	September 30, 2024
	(in billions of yen)

Commitments to extend credit (Note)	115,577	116,858
Commercial letters of credit	1,778	1,812

Total	117,355	118,670

Note:	Commitments to extend credit include commitments to invest in securities.

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2024 and September 30, 2024:

	March 31, 2024	September 30, 2024
	(in billions of yen)

Investment grade	6,095	5,797
Non-investment grade	1,784	1,879

Total	7,879	7,676

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.